SUBSEQUENT EVENTS (Details)					3 Months Ended		12 Months Ended
	Mar. 07, 2022 USD ($) item	Jan. 26, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 03, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 11, 2022 $ / shares shares
Subsequent Event [Line Items]
Advances made					$ 7,025,000	$ 9,430,664	$ 27,029,292	$ 9,405,802
Short-term loan funded					$ 19,943,929		$ 13,933,057	$ 4,968,576
Lyle A. Berman | Revolving line of credit
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 5,000,000
Subsequent events.
Subsequent Event [Line Items]
Interest rate per annum	48.00%
Warrants exercisable price | $ / shares									$ 4.00
Number of Townhouse Units Expected to be Developed by Borrower | item	139
Subsequent events. | Maximum
Subsequent Event [Line Items]
Shares of common stock purchasable upon the exercise of the warrants | shares									2,697,603
Subsequent events. | 33.33% Promissory Note
Subsequent Event [Line Items]
Face value of investment		$ 1,125,000
Interest rate		33.33%
Promissory note term		120 days
Subsequent events. | Short-term Debt.
Subsequent Event [Line Items]
Short-term loan funded	$ 3,400,000
Subsequent events. | Revolving line of credit | $2,500,000 Revolving Credit and Security Loan
Subsequent Event [Line Items]
Face value of investment			$ 2,500,000
Interest rate			15.00%
Advances made		$ 960,000	$ 1,250,000
Subsequent events. | Loan Agreement
Subsequent Event [Line Items]
Quarterly unused capacity commitment fee (in percentage)				1.00%
Subsequent events. | Lenders | Loan Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 5,000,000
Obligation to provide funds in aggregate loan amount (in percentage)				0.50%
Loan agreement term				5 years
Subsequent events. | Lyle A. Berman | Revolving line of credit
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 5,000,000
Subsequent events. | Lyle A. Berman | Loan Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 5,000,000
Interest rate per annum				8.00%
Obligation to provide funds in aggregate loan amount (in percentage)				0.50%
Loan agreement term				5 years